UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/18 (Unaudited)

COMMON STOCKS (99.1%)(a)
		Shares	Value

Aerospace and defense (1.5%)

L3 Technologies, Inc.		21,900	$4,652,874

			4,652,874
Banks (6.9%)

East West Bancorp, Inc.		65,764	4,334,505

First Republic Bank		24,075	2,155,916

Old National Bancorp		109,200	1,889,160

PacWest Bancorp		30,800	1,614,844

Peoples Bancorp, Inc.		125,937	4,484,617

Popular, Inc. (Puerto Rico)		40,977	1,665,305

Texas Capital Bancshares, Inc.(NON)		19,600	1,858,080

Umpqua Holdings Corp.		170,200	3,684,830

			21,687,257
Beverages (0.9%)

Craft Brew Alliance, Inc.(NON)		116,900	2,262,015

Dr. Pepper Snapple Group, Inc.		5,400	644,490

			2,906,505
Biotechnology (5.8%)

Agios Pharmaceuticals, Inc.(NON)(S)		16,820	1,324,743

Alnylam Pharmaceuticals, Inc.(NON)		5,900	766,882

Array BioPharma, Inc.(NON)		94,300	1,397,526

Atara Biotherapeutics, Inc.(NON)		40,300	1,523,340

Avexis, Inc.(NON)		12,800	1,583,744

Bluebird Bio, Inc.(NON)		3,900	799,110

Clovis Oncology, Inc.(NON)		64,700	3,914,350

Loxo Oncology, Inc.(NON)(S)		7,300	740,731

Mirati Therapeutics, Inc.(NON)(S)		149,983	3,884,560

Portola Pharmaceuticals, Inc.(NON)		26,700	1,369,977

TG Therapeutics, Inc.(NON)		90,300	1,038,450

			18,343,413
Building products (4.1%)

AO Smith Corp.		44,600	2,978,388

JELD-WEN Holding, Inc.(NON)		132,345	5,198,512

Owens Corning		52,800	4,908,816

			13,085,716
Capital markets (5.0%)

Evercore, Inc. Class A		15,000	1,508,250

Hamilton Lane, Inc. Class A		154,700	5,767,216

Investment Technology Group, Inc.		226,200	4,831,632

PJT Partners, Inc. Class A		31,400	1,486,790

St. James's Place PLC (United Kingdom)		120,655	2,036,042

			15,629,930
Chemicals (3.5%)

Orion Engineered Carbons SA (Luxembourg)		227,172	6,690,215

W.R. Grace & Co.		58,600	4,325,852

			11,016,067
Construction and engineering (1.0%)

Valmont Industries, Inc.		19,200	3,141,120

			3,141,120
Construction materials (2.9%)

Summit Materials, Inc. Class A(NON)(S)		287,377	9,181,695

			9,181,695
Containers and packaging (3.9%)

Ball Corp.(S)		104,900	4,015,572

Graphic Packaging Holding Co.		230,800	3,727,420

RPC Group PLC (United Kingdom)		379,738	4,588,344

			12,331,336
Diversified consumer services (1.1%)

Service Corp. International/US		88,700	3,545,339

			3,545,339
Electric utilities (1.7%)

ALLETE, Inc.		28,400	2,057,296

Hawaiian Electric Industries, Inc.		26,900	917,559

IDACORP, Inc.		10,300	888,684

OGE Energy Corp.		51,000	1,642,200

			5,505,739
Electronic equipment, instruments, and components (0.7%)

ePlus, Inc.(NON)		30,300	2,339,160

			2,339,160
Energy equipment and services (1.0%)

Oceaneering International, Inc.		26,500	548,020

Oil States International, Inc.(NON)		22,900	732,800

Select Energy Services, Inc. Class A(NON)(S)		60,592	1,085,809

Superior Energy Services, Inc.(NON)		69,400	725,230

			3,091,859
Equity real estate investment trusts (REITs) (6.9%)

Colony NorthStar, Inc. Class A		376,539	3,381,318

Easterly Government Properties, Inc.		248,080	5,167,506

Gaming and Leisure Properties, Inc.		145,300	5,294,732

SBA Communications Corp.(NON)		25,960	4,530,020

WP Carey, Inc.		54,365	3,523,396

			21,896,972
Food products (1.2%)

Sanderson Farms, Inc.		13,130	1,666,197

Simply Good Foods Co. (The)(NON)(S)		163,400	2,222,240

			3,888,437
Gas utilities (0.9%)

ONE Gas, Inc.		38,100	2,698,623

			2,698,623
Health-care equipment and supplies (1.0%)

GenMark Diagnostics, Inc.(NON)(S)		189,500	1,030,880

Penumbra, Inc.(NON)(S)		20,881	2,079,748

			3,110,628
Health-care providers and services (0.8%)

BioScrip, Inc.(NON)(S)		462,100	1,289,259

WellCare Health Plans, Inc.(NON)		5,500	1,157,090

			2,446,349
Hotels, restaurants, and leisure (2.8%)

Dave & Buster's Entertainment, Inc.(NON)(S)		94,800	4,455,600

Wyndham Worldwide Corp.		36,100	4,481,093

			8,936,693
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.		31,100	808,911

			808,911
Insurance (1.8%)

Assured Guaranty, Ltd.		72,100	2,566,039

Employers Holdings, Inc.		75,445	3,198,868

			5,764,907
Internet software and services (8.0%)

Bandwidth, Inc. Class A(NON)		50,708	1,183,525

GoDaddy, Inc. Class A(NON)		111,900	6,180,237

GTT Communications, Inc.(NON)(S)		68,400	3,156,660

Instructure, Inc.(NON)(S)		150,234	5,393,401

LogMeIn, Inc.		51,900	6,529,020

Rightmove PLC (United Kingdom)		44,333	2,777,815

			25,220,658
IT Services (2.2%)

DXC Technology Co.		68,500	6,819,175

			6,819,175
Leisure products (2.8%)

Brunswick Corp.		76,600	4,808,948

Callaway Golf Co.		43,700	645,449

Malibu Boats, Inc. Class A(NON)		105,602	3,512,323

			8,966,720
Life sciences tools and services (0.7%)

Bio-Rad Laboratories, Inc. Class A(NON)		8,100	2,094,093

			2,094,093
Machinery (4.0%)

John Bean Technologies Corp. (JBT)		38,800	4,413,500

Oshkosh Corp.		66,300	6,014,736

Proto Labs, Inc.(NON)		21,000	2,296,350

			12,724,586
Media (2.4%)

Discovery Communications, Inc. Class A(NON)(S)		80,800	2,025,656

Discovery Communications, Inc. Class C(NON)(S)		133,900	3,194,854

Live Nation Entertainment, Inc.(NON)(S)		52,800	2,379,168

			7,599,678
Metals and mining (1.2%)

Alcoa Corp.(NON)		74,300	3,865,086

			3,865,086
Oil, gas, and consumable fuels (3.3%)

Encana Corp. (Canada)		134,200	1,661,396

HollyFrontier Corp.		11,400	546,744

NuVista Energy, Ltd. (Canada)(NON)		187,400	1,325,512

Parsley Energy, Inc. Class A(NON)		60,900	1,437,240

Seven Generations Energy, Ltd. Class A (Canada)(NON)		207,500	2,893,191

Targa Resources Corp.		24,900	1,195,200

WPX Energy, Inc.(NON)		90,600	1,334,538

			10,393,821
Personal products (0.4%)

Edgewell Personal Care Co.(NON)(S)		22,000	1,242,120

			1,242,120
Pharmaceuticals (4.6%)

Aclaris Therapeutics, Inc.(NON)(S)		56,357	1,246,617

Cymabay Therapeutics, Inc.(NON)		154,140	1,837,349

Jazz Pharmaceuticals PLC(NON)		24,424	3,559,554

Medicines Co. (The)(NON)(S)		126,684	4,197,041

Nektar Therapeutics(NON)		30,200	2,525,022

Pacira Pharmaceuticals, Inc.(NON)		30,849	1,122,904

			14,488,487
Semiconductors and semiconductor equipment (2.6%)

Brooks Automation, Inc.		91,100	2,541,690

Cavium, Inc.(NON)		42,600	3,782,028

Qorvo, Inc.(NON)		27,600	1,980,852

			8,304,570
Software (4.8%)

Ellie Mae, Inc.(NON)(S)		40,700	3,805,450

Everbridge, Inc.(NON)(S)		196,103	6,330,205

QAD, Inc. Class A		113,000	4,870,300

			15,005,955
Specialty retail (4.1%)

At Home Group, Inc.(NON)(S)		44,263	1,402,252

Burlington Stores, Inc.(NON)		41,400	5,038,794

J. Jill, Inc.(NON)(S)		276,260	2,334,397

Party City Holdco, Inc.(NON)(S)		116,900	1,695,050

Signet Jewelers, Ltd.		44,300	2,343,470

			12,813,963
Thrifts and mortgage finance (2.1%)

Radian Group, Inc.		296,153	6,536,097

			6,536,097
Water utilities (0.2%)

California Water Service Group		17,300	704,110

			704,110

Total common stocks (cost $272,893,746)			$312,788,649

SHORT-TERM INVESTMENTS (16.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.57%(AFF)	Shares	50,365,128	$50,365,128

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	1,494,645	1,494,645

U.S. Treasury Bills 1.052%, 2/1/18		$17,000	17,000

U.S. Treasury Bills 1.450%, 5/24/18		67,000	66,691

U.S. Treasury Bills 1.493%, 6/7/18		72,000	71,623

Total short-term investments (cost $52,015,009)			$52,015,087

TOTAL INVESTMENTS

Total investments (cost $324,908,755)			$364,803,736

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $315,610,540.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$46,944,265	$204,374,031	$200,953,168	$454,910	$50,365,128
	Putnam Short Term Investment Fund**	6,362,147	122,857,490	127,724,992	67,873	1,494,645
	Total Short-term investments	$53,306,412	$327,231,521	$328,678,160	$522,783	$51,859,773
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $50,365,128, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $48,668,935. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$41,862,393	$—	$—
Consumer staples	8,037,062	—	—
Energy	13,485,680	—	—
Financials	49,618,191	—	—
Health care	40,482,970	—	—
Industrials	33,604,296	—	—
Information technology	57,689,518	—	—
Materials	36,394,184	—	—
Real Estate	21,896,972	—	—
Utilities	9,717,383	—	—
Total common stocks	312,788,649	—	—
Short-term investments	1,494,645	50,520,442	—

Totals by level	$314,283,294	$50,520,442	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018